Cash and Cash Equivalents	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Cash and Cash Equivalents [Text Block]
5.	Cash and Cash Equivalents

Cash and cash equivalents are comprised of the following:

	August 31,	August 31,
	2018	2017
Cash held in bank accounts	$164,717	$317,162
Guaranteed investment certificates	154,340	756,412
	$319,057	$1,073,574